Consolidated Statement of Operations - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Income Statement [Abstract]
Operating revenue
Cost of revenue
Gross profit
Operating expenses:
General and administrative	21,438	10,326	43,803	2,400
Amortization expense	583		914
Operating Expenses	22,021	10,326	44,717	2,400
Loss from operations	(22,021)	(10,326)	(44,717)	(2,400)
Other income (expenses)
Interest expense	(4,924)	(38,155)	(152,621)	(84,498)
Change in derivative liability	59,550	(17,152)	(68,609)	(193,482)
Debt settlement gain (loss)			297,297
Other income	300	375	1,500	1,500
Interest income	4	1	3
Total other income (expenses)	54,930	(54,931)	77,570	(276,480)
Loss before income taxes	32,909	(65,257)	32,853	(278,880)
Provision for income taxes
Net income (loss)	$ 32,909	$ (65,257)	$ 32,853	$ (278,880)
Net loss per share, basic and diluted	$ 0.00	$ (0.00)	$ 0.00	$ (0.00)
Weighted average common equivalent share outstanding, basic and diluted	76,274,181	75,546,982	76,274,181	75,546,982